Subsequent events - Narrative (Details)		12 Months Ended
	Jan. 25, 2023 € / shares	Dec. 31, 2022 € / shares	Feb. 15, 2023 dividend € / shares	Dec. 31, 2021 € / shares
Subsequent Event [Line Items]
Dividends declared (in EUR per share)		€ 5.80
Dividends payable (in EUR per share)		€ 1.69		€ 5.50
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (in EUR per share)	€ 5.80
Dividends payable (in EUR per share)			€ 1.37
Number of interim dividends | dividend			2
Subsequent Event | Interim Dividend
Subsequent Event [Line Items]
Dividends payable (in EUR per share)			€ 1.37
Subsequent Event | Final Dividend
Subsequent Event [Line Items]
Dividends payable (in EUR per share)			€ 1.69